FAIR VALUE (Detail Narrative)	12 Months Ended
Dec. 31, 2024 CAD ($)
FAIR VALUE
Additional earn	10.00%
Loss on silver stream derivative volatility	6.00%
Increased derivative volatility	24.00%
Received on exercise	$ 3,000,000